Schedule of Investments

ARK Blockchain & Fintech Innovation ETF (consolidated)

April 30, 2026 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–89.8%

Banks - 2.0%
NU Holdings Ltd., Class A (Brazil)*	1,170,765	$16,952,677

Biotechnology - 0.2%
Canton Strategic Holdings, Inc.*(a)	443,051	1,431,055

Broadline Retail - 10.0%
Alibaba Group Holding Ltd. (China)(b)	74,337	9,803,564
Amazon.com, Inc.*	120,737	32,002,549
MercadoLibre, Inc. (Brazil)*	14,724	26,394,684
Sea Ltd. (Singapore)*(b)	173,064	14,689,672
Total Broadline Retail		82,890,469

Capital Markets - 17.0%
Bullish (Cayman Islands)*(a)	780,550	29,450,151
Coinbase Global, Inc., Class A*	257,140	48,283,178
Etoro Group Ltd., Class A (Israel)*	281,547	10,017,442
Futu Holdings Ltd. (Hong Kong)(b)	89,825	13,878,861
Intercontinental Exchange, Inc.	11,530	1,822,778
Robinhood Markets, Inc., Class A*	507,712	37,007,128
Total Capital Markets		140,459,538

Consumer Finance - 3.1%
Kaspi.KZ JSC (Kazakhstan)(b)	62,632	5,376,331
SoFi Technologies, Inc.*	1,291,857	20,798,897
Total Consumer Finance		26,175,228

Entertainment - 7.2%
Brera Holdings PLC, Class B (Ireland)*(a)	958,637	739,061
ROBLOX Corp., Class A*	406,066	22,439,207
Roku, Inc.*	203,569	23,728,002
Spotify Technology SA*	28,294	12,634,686
Total Entertainment		59,540,956

Financial Services - 13.7%
Adyen NV (Netherlands)*(c)	16,214	18,239,893
Block, Inc.*	623,690	43,976,382
Klarna Group PLC (United Kingdom)*	778,161	10,832,001
PayPay Corp. (Japan)*(b)	267,663	5,926,059
Toast, Inc., Class A*	1,195,698	34,101,307
Total Financial Services		113,075,642

Hotels, Restaurants & Leisure - 4.7%
Airbnb, Inc., Class A*	93,484	13,121,414
DoorDash, Inc., Class A*	64,123	10,814,344
DraftKings, Inc., Class A*	634,367	14,793,439
Total Hotels, Restaurants & Leisure		38,729,197

Interactive Media & Services - 2.9%
Meta Platforms, Inc., Class A	38,781	23,730,482

IT Services - 9.3%
Shopify, Inc., Class A (Canada)*	633,505	76,736,461

Real Estate Management & Development - 0.9%
Zillow Group, Inc., Class C*	166,685	7,400,814
Investments	Shares	Value

Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc.*	90,521	$32,088,789
NVIDIA Corp.	75,494	15,066,338
Total Semiconductors & Semiconductor Equipment		47,155,127

Software - 13.1%
BitMine Immersion Technologies, Inc.	834,306	17,854,148
Circle Internet Group, Inc.*	498,012	45,259,331
Crowdstrike Holdings, Inc., Class A*	24,205	10,789,379
Palantir Technologies, Inc., Class A*	250,047	34,784,038
Total Software		108,686,896
Total Common Stocks
(Cost $1,025,170,743)		742,964,542
EXCHANGE - TRADED FUNDS–7.4%

Financials - 7.4%
3iQ Ether Staking ETF (Canada)*†	565,048	4,972,423
3iQ Solana Staking ETF (Canada)*†	401,283	2,688,596
ARK 21Shares Bitcoin ETF†	2,096,992	53,150,359
Total Financials		60,811,378
Total Exchange - Traded Funds
(Cost $57,500,185)		60,811,378
PREFERRED STOCK–2.7%
Software - 2.7%
OpenAI Group PBC*(d) (Cost $21,999,792)	31,991	21,999,792

WARRANTS–0.0%(e)

Entertainment - 0.0%(e)
Brera Holdings PLC	788,053	370,385
Total Warrants
(Cost $–)		370,385
MONEY MARKET FUND–0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.54%(f)
(Cost $1,847,269)	1,847,269	1,847,269
Total Investments–100.1%
(Cost $1,106,517,989)		827,993,366
Liabilities in Excess of Other Assets–(0.1)%		(472,024)
Net Assets–100.0%		$827,521,342

(f)	Rate shown represents annualized 7-day yield as of April 30, 2026.
†	Affiliated security
*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $8,474,218; total market value of the collateral held by the fund was $8,362,294.The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $8,362,294.
(b)	American Depositary Receipt
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(e)	Less than 0.05%

Schedule of Investments (Continued)

ARK Blockchain & Fintech Innovation ETF

April 30, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026(a)
Exchange - Traded Funds — 7.3%
Financial Services — 0.0%
Financials — 7.3%
3iQ Ether Staking ETF
16,741,364	6,209,698	(15,513,524)	1,255,719	(3,720,834)	–	–	–	565,048	4,972,423
3iQ Solana Staking ETF
10,756,670	4,156,708	(10,238,170)	1,059,038	(3,045,650)	–	–	–	401,283	2,688,596
ARK 21Shares Bitcoin ETF
66,199,787	15,834,247	(3,994,151)	(1,093,895)	(23,795,629)	–	–	–	2,096,992	53,150,359
$93,697,821	$26,200,653	$(29,745,845)	$1,220,862	$(30,562,113)	$–	$–	$–	3,063,323	$60,811,378

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of April 30, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2026, based upon the three levels defined above:

ARK Blockchain & Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$742,964,542	$–	$–	$742,964,542
Exchange - Traded Funds	60,811,378	–	–	60,811,378
Preferred Stock‡	–	–	21,999,792	21,999,792
Warrants	370,385	–	–	370,385
Money Market Fund	1,847,269	–	–	1,847,269
Total	$805,993,574	$–	$21,999,792	$827,993,366

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.